Derivative Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative liability - current portion	$ 1,327	$ 20	$ 706
Derivative liability - long-term portion	0	2,214	101
Total	1,327	2,234	807
Fair Value, Inputs, Level 1 [Member]
Derivative liability - current portion	0	0	0
Derivative liability - long-term portion		0	0
Total	0	0	0
Fair Value, Inputs, Level 2 [Member]
Derivative liability - current portion	0	0	0
Derivative liability - long-term portion		0	0
Total	0	0	0
Fair Value, Inputs, Level 3 [Member]
Derivative liability - current portion	1,327	20	706
Derivative liability - long-term portion		2,214	101
Total	$ 1,327	$ 2,234	$ 807